Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entities
Net loss attributable to TOI	$ 5,453	$ (19,286)	$ (3,205)	$ 996	$ (13,833)	$ (2,209)	$ 10,927	$ 14,322
Variable Interest Entity
Variable Interest Entities
Net loss attributable to TOI	5,453		(3,205)		(13,833)	(2,209)	10,927	14,322
Net income (loss) attributable to noncontrolling interest	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0